Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended										1 Months Ended				1 Months Ended															1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($) Hotel Room		Dec. 31, 2010 USD ($) Hotel		Dec. 31, 2009 USD ($)	Dec. 31, 2011 Acquisition USD ($)	Dec. 31, 2010 Acquisition USD ($)	Dec. 31, 2011 New Zealand USD ($)	Feb. 18, 2011 New Zealand USD ($)	Feb. 18, 2011 New Zealand NZD	Apr. 29, 2011 Hilton Melbourne South Wharf USD ($) Room	Apr. 29, 2011 Hilton Melbourne South Wharf AUD	Apr. 29, 2011 Hilton Melbourne South Wharf Cash Distribution	Mar. 23, 2011 New York Helmsley Hotel USD ($) Room	Mar. 17, 2011 Manchester Grand Hyatt San Diego USD ($) Room	Mar. 17, 2011 Manchester Grand Hyatt San Diego Common Class A USD ($)	Mar. 17, 2011 Manchester Grand Hyatt San Diego Series F Preferred Stock USD ($)	Feb. 18, 2011 Hotel Novotel Queenstown Lake Side Acquisition Room	Feb. 18, 2011 Hotel Novotel Christchurch Cathedral Square Acquisition Room	Feb. 18, 2011 Hotel Novotel Auckland Ellerslie Acquisition Room	Feb. 18, 2011 Hotel Novotel Wellington Acquisition Room	Feb. 18, 2011 Hotel Ibis Wellington Acquisition Room	Feb. 18, 2011 Hotel Ibis Christchurch Acquisition Room	Feb. 18, 2011 Hotel Ibis Ellerslie Acquisition Room	Apr. 29, 2011 Common And Preferred Stock Hilton Melbourne South Wharf	Sep. 30, 2011 Tiburon Golf Ventures LP USD ($)	Dec. 31, 2010 Tiburon Golf Ventures LP	Sep. 30, 2010 JW Marriott Rio De Janeiro USD ($) Room	Sep. 30, 2010 JW Marriott Rio De Janeiro BRL	Sep. 02, 2010 W New York Union Square USD ($) Room	Aug. 11, 2010 The Westin Chicago River North USD ($) Room	Jul. 20, 2010 Le Meridien Piccadilly USD ($)	Jul. 20, 2010 Le Meridien Piccadilly GBP (£)	Jul. 22, 2010 Le Meridien Piccadilly Room	Jul. 22, 2010 Le Meridien Piccadilly Leasehold Interest USD ($)	Jul. 22, 2010 Le Meridien Piccadilly Leasehold Interest GBP (£)
Business Acquisition, Contingent Consideration [Line Items]
Number of hotel acquired	10		4
Acquisition-related expenses	$ 5		$ 8
Equity investment, percentage ownership acquired																										51.00%	49.00%
Acquisition purchase price														313.5	566.0											11.0		47.0	80.0		165.0				47.0	31.0
Ownership percentage acquired																									75.00%					90.00%
Number of rooms	1,750										364	364		775	1,625			273	193	147	139	200	155	100				245	245	270	424			266
Percentage of voting interest retained by the previous owners											25.00%	25.00%
Acquisition purchase price									145	190	152	142			572															188					98	64
Mortgage debt assumed in acquisition											86	80																		115
Return on initial investment											12.00%	12.00%
Business acquisition initial investment											48	45
Cash distribution													75.00%
Restricted cash and FF&E reserve funds purchased in acquisition															19															11					6	4
Repayment of existing loans															403
Issuance of common stock units																0.3
Units issued, value assigned																6.0	99.5
Issuance of class F preferred units															4
Preferred units liquidation preference value per unit																	25
Interest rate difference between dividend payable percentage and note receivable percentage															0.25%
Mortgage debt	1,006	[1]	1,025	[1]					80	105
Fair value of mortgage debt assumed in acquisition																														119					51	33
Other liabilities																														8.5
Capital lease obligation assumed in acquisition			58																																58	38
Deferred tax liability assumed in acquisition																																			30	19
Deferred tax Asset assumed in acquisition	10		17																																17	11
Goodwill assumed in acquisition			13																																13	8
Draw on credit facility																																56	37		56	37
Revenues	4,947		4,384		4,094	355	57	32
Net income (loss)						$ 35	$ 3

[1]	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.